Income Taxes - Reconciliation of Income Tax Expenses Calculated by Applying Statutory Tax Rates to Actual Tax Expenses (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of accounting profit multiplied by applicable tax rates [Abstract]
(Loss)/profit before tax from continuing operations	¥ 18,145	¥ 17,990	¥ (530)
Loss before tax from discontinued operations	(19)	(2,726)	(11,503)
Accounting (loss)/profit before tax	18,126	15,264	(12,033)
Income tax benefits/(expenses) at a statutory rate of 31.7% (2015: 35.6% and 2016: 33.5%)	(5,744)	(5,119)	4,289
Permanent non-deductible items	(353)	(2,703)	(3,386)
Assessment of the recoverability of deferred tax assets	(2,932)	(752)	2,214
Effects of changes in tax rate	3	(691)	(1,017)
Differences in applicable tax rate of subsidiaries	776	(81)	(2,218)
Tax effect on investment in subsidiaries and associates	377	591	4,260
Gain on fair value measurement relating to the deconsolidation		581
Share of loss of associates and joint ventures(6)	(1,836)	(279)	(50)
Others	(207)	293	(31)
Income tax (expenses)/benefits at an effective tax rate of 54.7% (2015: 33.7% and 2016: 53.5%)	(9,916)	(8,160)	4,061
Income tax benefits/(expenses) reported in the statements of profit or loss	(9,922)	(8,904)	146
Income tax benefits attributable to discontinued operations	¥ 6	¥ 744	¥ 3,915